Financial assets and liabilities - Loans and financing (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Loans and financing	$ 12,712	$ 13,782
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Loans and financing	11,034	12,022
Gross carrying amount [member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	4,266	3,615
Gross carrying amount [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Loans and financing	9	87
Gross carrying amount [member] | Tjlp Tr Ipca Igp M And Cdi [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	278	354
Gross carrying amount [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Loans and financing	2	13
Gross carrying amount [member] | Fixed interest rate [member] | Currencies Other Than U S Dollar And Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	89	107
Gross carrying amount [member] | Basket Of Currencies And Usd L I B O R [Member]
IfrsStatementLineItems [Line Items]
Loans and financing		11
Gross carrying amount [member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	6,157	7,448
Gross carrying amount [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	233	387
At fair value [member]
IfrsStatementLineItems [Line Items]
Loans and financing	11,249	13,400
At fair value [member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	4,391	3,231
At fair value [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Loans and financing	9	54
At fair value [member] | Tjlp Tr Ipca Igp M And Cdi [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	278	449
At fair value [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Loans and financing	2
At fair value [member] | Fixed interest rate [member] | Currencies Other Than U S Dollar And Brazilian Real [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	91	117
At fair value [member] | Basket Of Currencies And Usd L I B O R [Member]
IfrsStatementLineItems [Line Items]
Loans and financing		11
At fair value [member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	6,253	9,151
At fair value [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	$ 225	$ 387